- Condensed Statements of Cash Flows(Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 12, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements of Cash Flows
Net cash provided by operating activities		$ 1,647	$ 1,158	$ 764
Cash flows from investing activities
Proceeds from repayments of principal on intercompany note to parent		249	401	189
Special capital contribution		0	23	0
Net cash provided by (used for) investing activities		(2,280)	63	(2,254)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions		5,427	6,660	3,028
Repayments of long-term debt		(4,447)	(8,320)	(1,960)
Proceeds from intercompany note payable		0	0
Repayments on intercompany note payable		0
Capital contributions from parent		0	10	1,100
Net cash provided by (used for) financing activities		968	(1,669)	2,092
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents		335	(448)	602
Cash and cash equivalents at beginning of period		553	893
Cash and cash equivalents		958	553	893
Condensed Financial Information [Abstract]
Cash and cash equivalents		553	893	893	$ 958	$ 553	$ 893
Restricted cash and restricted cash equivalents					498	568	676
Total cash and cash equivalents and restricted cash and restricted cash equivalents					1,456	1,121	1,569	$ 967
SPRINGLEAF FINANCE CORPORATION
Condensed Statements of Cash Flows
Net cash provided by operating activities		(601)	557	173
Cash flows from investing activities
Cash advances on notes receivable with parent and affiliates		4,322	5,827	2,256
Proceeds from repayments of principal on intercompany note to parent		3,980	4,683	2,968
Distributions from subsidiaries		413	499	326
Special capital contribution		0	0	(3,393)
Sale of available-for-sale securities		0	10	2,306
Net cash provided by (used for) investing activities		71	(635)	(49)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions		1,861	995	0
Repayments of long-term debt		(1,302)	(1,020)	(798)
Proceeds from intercompany note payable		27	24	392
Repayments on intercompany note payable		0	(1)	(7)
Net cash provided by (used for) financing activities		586	(2)	(413)
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents		56	(80)	(289)
Cash and cash equivalents at beginning of period		96	178
Cash and cash equivalents		148	96	178
Condensed Financial Information [Abstract]
Cash and cash equivalents		96	178	178	148	96	178
Restricted cash and restricted cash equivalents					9	5	3
Total cash and cash equivalents and restricted cash and restricted cash equivalents					$ 157	$ 101	$ 181	$ 470
Supplemental non-cash activities
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)		$ 0	$ 0	$ 1,100
Springfield Financial Cash Services, Inc | Independence
Cash flows from investing activities
Cash advances on notes receivable with parent and affiliates	$ 3,400